Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payment
Twelve months ending December 31,	Minimum lease payment
2022	$169,393
2023	247,041
2024
2024
2025
Thereafter
Total minimum lease payments	$416,434